Intangible assets	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
Intangible assets, net consisted of the following:

	Nine Months Ended	Year Ended
	September 30, 2023	December 31, 2022
Cost	(in thousands)
Customer relationships	$4,076,010	$4,076,435
Order backlog	536,716	536,934
Trade names & brands	204,608	204,621
Patient database	170,262	170,238
Technology assets	120,875	120,984
Total cost	5,108,471	5,109,212
Accumulated amortization	(1,173,798)	(830,553)
Net book value	$3,934,673	$4,278,659
The identifiable intangible assets are amortized over their estimated useful lives.